Payables and Other Current Liabilities - Current Debt Spectrum Acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	€ 218	€ 248	€ 248
Telefónica Germany
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	107		107
Telefónica Colombia
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	10		17
Telefónica Brazil
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	66		117
Telefónica Spain
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	7		7
Telefónica Ecuador
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	16		0
Telefónica Uruguay
Trade And Other Payables [Line Items]
Current portion of non-current borrowings	€ 12		€ 0